Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks		£ 252,830	£ 256,351
Cash collateral and settlement balances		130,489	112,597
Debt securities at amortised cost	[1]	53,147	45,487
Loans and advances at amortised cost to banks		10,895	10,015
Loans and advances at amortised cost to customers		337,363	343,277
Reverse repurchase agreements and other similar secured lending		2,600	776
Trading portfolio assets		165,834	133,813
Financial assets at fair value through the income statement		235,100	213,568
Derivative financial instruments		266,312	302,380
Financial assets at fair value through other comprehensive income		66,068	65,062
Investments in associates and joint ventures		900	922
Goodwill and intangible assets		8,607	8,239
Property, plant and equipment		3,478	3,616
Current tax assets		100	385
Deferred tax assets		7,371	6,991
Retirement benefit assets		4,140	4,743
Other assets		4,480	5,477
Total assets		1,549,714	1,513,699
Liabilities
Deposits at amortised cost from banks		26,827	19,979
Deposits at amortised cost from customers		527,839	525,803
Cash collateral and settlement balances		115,190	96,927
Repurchase agreements and other similar secured borrowing		41,213	27,052
Debt securities in issue		105,018	112,881
Subordinated liabilities		11,019	11,423
Trading portfolio liabilities		70,980	72,924
Financial liabilities designated at fair value		314,654	271,637
Derivative financial instruments		254,849	289,620
Current tax liabilities		675	580
Deferred tax liabilities		16	16
Retirement benefit liabilities		261	264
Other liabilities		11,204	13,789
Provisions		1,424	1,544
Total liabilities		1,481,169	1,444,439
Equity
Called up share capital and share premium		4,325	4,373
Other reserves		(4,457)	(2,192)
Retained earnings		54,042	52,827
Shareholders' equity attributable to ordinary shareholders of the parent		53,910	55,008
Other equity instruments		13,759	13,284
Total equity excluding non-controlling interests		67,669	68,292
Non-controlling interests		876	968
Total equity		£ 68,545	£ 69,260

[1]	For the fair value of debt securities at amortised cost see page 78 .